SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.     SUBSEQUENT EVENTS

Acquisition

In September 2019, the Company completed the acquisition of 100% equity interests in St. Michael's School and Bosworth Independent College in the UK for a total consideration of GBP 38,000. The Group is in the process of completing the purchase price allocation for the acquisitions as of the issuance of the financial statements.

Others

On September 18, 2019, the Company announced that the board of directors (i) has approved a USD 30,000 share repurchase program, and (ii) has approved and declared a special cash dividend of USD 0.10 per ordinary share (USD 0.10 per ADS).